Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital management
Schedule of capital management

There were no changes in the Company’s approach to capital management during the year ended December 31,2023. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2022	2023

	(in thousands)
Total liabilities	$807,937	779,702
Less: cash and cash equivalents	221,581	191,749
	$586,356	587,953
Equity attributable to owners of Himax Technologies, Inc.	$892,572	856,768